Inventories	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories	Inventories

	December 31, 2025	December 31, 2024
		Restated Notes 2, 24
Repair parts	$58,451	$49,991
Fuel and lubricants	1,470	2,612
Parts and supplies	$59,921	$52,603
Parts, supplies and components for equipment rebuilds	15,565	15,397
Customer rebuild work in process	174	1,027
	$75,660	$69,027
Parts and supplies relate to inventory held for internal consumption. Parts, supplies and components for equipment rebuilds and customer rebuild work in process relate to inventory held for external sales.